OLD WESTBURY FUNDS, INC.
Old Westbury All Cap ESG Fund
(the “Fund”)

Supplement dated March 9, 2021 to the
Prospectus dated March 1, 2021

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated March 1, 2021.

Effective immediately, the Fund is closed to new investors.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0321	Old Westbury Funds, Inc.